Segment Information - Schedule of Reconciliation of Reportable Segment Amounts to the Consolidated Balances (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Adjustments to reconcile to total revenues:
Reimbursable debit network fees, postage, and other										$ 3,604	$ 3,507	$ 3,362
Total revenues		$ 2,883	$ 2,792	$ 2,837	$ 2,640	$ 2,797	$ 2,712	$ 2,709	$ 2,591	11,152	10,809	10,680
Segment EBITDA										2,663	2,449	2,436
Depreciation and amortization										(1,056)	(1,091)	(1,192)
Interest expense		(405)	(418)	(463)	(467)	(471)	(469)	(472)	(469)	(1,753)	(1,881)	(1,898)
Interest income		2	2	4	3	3	3	3	2	11	11	9
Loss on debt extinguishment		0	(260)	0	0					(260)	0	0
Income tax (expense) benefit		(28)	23	(40)	(37)	15	(29)	(11)	(62)	(82)	(87)	224
Stock-based compensation										(51)	(39)	(12)
Net loss attributable to First Data Corporation		$ 12	$ (235)	$ (34)	$ (201)	$ (124)	$ (219)	$ (187)	$ (339)	(458)	(869)	(701)
Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues										6,904	6,684	6,682
Corporate
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues										0	0	0
Adjustments to reconcile to total revenues:
Segment EBITDA										(161)	(148)	(125)
Adjustments
Adjustments to reconcile to total revenues:
Adjustments for non-wholly-owned entities	[1]									57	39	73
ISO commission expense										587	579	563
Reimbursable debit network fees, postage, and other										3,604	3,507	3,362
Adjustments for non-wholly owned entities	[1]									24	2	7
Depreciation and amortization										(1,056)	(1,091)	(1,192)
Interest expense										(1,753)	(1,881)	(1,898)
Interest income										11	11	9
Loss on debt extinguishment										(260)	0	0
Other items	[2]									95	(129)	(150)
Income tax (expense) benefit										(82)	(87)	224
Stock-based compensation										(50)	(38)	(12)
Costs of alliance conversions										(20)	(68)	(77)
KKR related items										(27)	(32)	(34)
Debt issuance costs										(3)	(5)	(14)
Global Business Solutions | Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues										4,046	3,938	3,870
Adjustments to reconcile to total revenues:
Segment EBITDA										1,687	1,644	1,606
Global Financial Solutions | Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues										1,489	1,384	1,406
Adjustments to reconcile to total revenues:
Segment EBITDA										529	404	370
Network & Security Solutions | Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues										1,369	1,362	1,406
Adjustments to reconcile to total revenues:
Segment EBITDA										608	549	585
Total reported segments | Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues										6,904	6,684	6,682
Adjustments to reconcile to total revenues:
Segment EBITDA										$ 2,824	$ 2,597	$ 2,561

[1]	Net adjustment to reflect First Data’s proportionate share of alliance revenue and EBITDA and amortization related to equity method investments not included in segment EBITDA.
[2]	Includes adjustments to exclude the official check and money order businesses due to the Company's wind down of these businesses, restructuring, certain retention bonuses, litigation and regulatory settlements, and “Other income (expense)” as presented in the consolidated statement of operations, which includes divestitures, impairments, derivative gains and (losses), and non-operating foreign currency gains and (losses).